Intangible assets and property, plant and equipment (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Intangible assets and property, plant and equipment
Goodwill	$ 1,017,000,000		$ 1,035,000,000
Right-of-use assets.	356,000,000		$ 392,000,000
Depreciation expense	168,000,000	$ 157,000,000
Depreciation, right-of-use assets	$ 50,000,000	$ 47,000,000